One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

EMILY TOWILL

emily.towill@dechert.com +1 617 728 7168 Direct

July 5, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re: Clearwater Investment Trust

File No. 811-05038

Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

Included herewith for filing on behalf of Clearwater Investment Trust is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.

Please contact the undersigned at (617) 728-7168 with any comments or questions. Thank you in advance for your consideration.

Very truly yours,

/s/ Emily Towill Emily Towill

cc: Jason K. Mitchell

John V. O’Hanlon

Stephanie Capistron